Operating Revenue	12 Months Ended
Dec. 31, 2011
Operating Revenue
Operating Revenue

17.    Operating Revenue

        Operating revenue from significant customers (constituting more than 10% of total revenue) for the years ended December 31, were as follows:

Charterer	2011	2010	2009
Hanjin	18%	Under 10%	Under 10%
HMM Korea	15%	19%	22%
CSCL	10%	13%	14%
CMA CGM	17%	17%	15%
YML	14%	17%	18%
Maersk	Under 10%	Under 10%	11%
ZIM	11%	14%	14%